1180 West Peachtree Street, Suite 1800 | Atlanta, GA 30309 | T 404.817.8500 | F 404.881.0470
Holland & Knight LLP | www.hklaw.com

Terrence O. Davis
(404) 817-8531
 terrence.davis@hklaw.com

October 28, 2016

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Griffin Institutional Access Credit Fund
(formerly, the Griffin Institutional Access Global Credit Fund)
(File Nos. 333-211845 and 811-23159)

Ladies and Gentlemen:

On behalf of Griffin Institutional Access Credit Fund (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, the first pre-effective amendment to its Registration Statement on Form N-2.

If you have any questions concerning this filing, please contact Terrence Davis at 404.817.8531.

Sincerely,

/s/ Holland & Knight LLP

Holland & Knight LLP

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